Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period		$ 426,815		$ 2,151,520		$ 416,702
Additions		0		9,507		3,977,177
Settlements		(720,285)		(912,839)		(2,528,748)
Change in Fair Value		351,414	[1]	(821,369)	[2],[3]	286,022	[4]
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		0		(4)		367
Balance at End of Period		57,944		426,815		2,151,520
Embedded Redemption Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period				0		276,371
Additions						25,295
Settlements						(274,617)
Change in Fair Value	[4]					(27,049)
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income						0
Balance at End of Period						0
2018 Warrant [Member] | Convertible Related Party Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period				0		0
Additions						1,818,273
Settlements						(1,974,545)
Change in Fair Value	[4]					156,272
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income						0
Balance at End of Period						0
2019 Warrant [Member] | Convertible Related Party Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period		0		1,297,758		0
Additions				0		1,280,292
Settlements				(911,120)		(200,000)
Change in Fair Value				(386,638)	[2],[3]	217,466	[4]
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income				0		0
Balance at End of Period				0		1,297,758
Soft Bank Senior Unsecured Notes Warrant [Member] | Convertible Related Party Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period		279,269		568,877		0
Additions		0		0		568,877
Settlements		(474,521)		(934)		0
Change in Fair Value		233,881	[1]	(288,674)	[2],[3]	0	[4]
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		0		0		0
Balance at End of Period		38,629		279,269		568,877
2020 LC Facility Warrant [Member] | Convertible Related Party Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period		139,639		284,440		0
Additions		0		0		284,440
Settlements		(237,265)		(466)		0
Change in Fair Value		116,941	[1]	(144,335)	[2],[3]	0	[4]
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		0		0		0
Balance at End of Period		19,315		139,639		284,440
Other Current Liabilities [Member] | IndiaCo Forward Contract Liability [Member] | Business Combination Contingent Consideration Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period		7,907
Additions		0
Settlements		(8,499)
Change in Fair Value	[1]	592
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income		0
Balance at End of Period		0		7,907
Other Current Liabilities [Member] | IndiaCo Forward Contract Liability [Member] | Forward Contract Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period		7,907		0
Additions				9,507
Settlements				0
Change in Fair Value	[2],[3]			(1,600)
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income				0
Balance at End of Period				7,907		0
Other Current Liabilities [Member] | Contingent Consideration Payable In Stock [Member] | Business Combination Contingent Consideration Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period		$ 0		445		129,811
Additions				0		0
Settlements				(319)		(68,090)
Change in Fair Value				(122)	[2],[3]	(61,650)	[4]
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income				(4)		374
Balance at End of Period				0		445
Other Current Liabilities [Member] | Contingent Consideration Payable In Cash [Member] | Business Combination Contingent Consideration Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period				$ 0		10,520
Additions						0
Settlements						(11,496)
Change in Fair Value	[4]					983
Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income						(7)
Balance at End of Period						$ 0

[1]	During the six months ended June 30, 2021, $0.6 million of the change in fair value was included as a loss within income (loss) from equity method and other investments on the accompanying condensed consolidated statements of operations and $350.8 million was included as a loss from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations.
[2]	During the year ended December 31, 2020 $0.1 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $1.6 million was included as a gain within income (loss) from equity method and other investments on the accompanying consolidated statements of operations and $819.6 million was included as a gain from change in fair value of related party financial instruments on the accompanying consolidated statements of operations.
[3]	During the year ended December 31, 2020, $0.1 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $1.6 million was included as a gain within income (loss) from equity method and other investments on the accompanying condensed consolidated statements of operations and $819.6 million was included as a gain from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations.
[4]	During the year ended December 31, 2019, $60.7 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $27.0 million was included as a reduction of interest expense and $373.7 million loss was included as a reduction in the gain from change in fair value of related party financial instruments on the consolidated statements of operations.